FEDERATED MANAGED ALLOCATION PORTFOLIOS
Federated Conservative Allocation Fund
Federated Moderate Allocation Fund
Federated Growth Allocation Fund

INSTITUTIONAL SHARES
SELECT SHARES
SUPPLEMENT TO PROSPECTUSES DATED JANUARY 31, 2007


A special meeting of the shareholders of Federated Conservative Allocation Fund ("FCOAF"), Federated Moderate Allocation Fund ("FMAF") and Federated Growth Allocation Fund ("FGAF"), all portfolios of Federated Managed Allocation Portfolios, will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010 at 2:00 p.m. (Eastern time) on October 19, 2007, for the purpose of approving a series of proposed reorganizations pursuant to which Federated MDT Balanaced Fund ("FMDTBF") would acquire the assets of each of Federated Conservative Allocation Fund, Federated Moderate Allocation Fund and Federated Growth Allocation Fund. As a result of the reorganizations, the shareholders of each of FCOAF, FMAF and FGAF will receive shares of FMDTBF equal to the value held in FCOAF, FMAF and FGAF, respectively. Shareholders of Institutional Shares of FCOAF, FMAF and FGAF will receive Class A Shares of FMDTBF while shareholders of Select Shares of FCOAF, FMAF and FGAF will receive Class C Shares of FMDTBF. If approved, the reorganization will result in the termination of FCOAF, FMAF and FGAF. Consummation of one reorganization is not a condition to the consummation of either of the other two reorganizations.

The Board of Trustees of Federated Managed Allocation Portfolios has fixed August 20, 2007, as the record date for determination of FCOAF, FMAF and FGAF shareholders entitled to vote at the meeting.


Please retain this Supplement with the Prospectus.

                                           September 4, 2007









WORLD-CLASS INVESTMENT MANAGER
Federated
Federated Managed Allocation Portfolios
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.Federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip314212408
     314212309
     314212606
     314212507
     314212200
     314212101

37364 (8/07)



                                      -0-